Portfolio of Investments
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 40.1%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	300,000	10,566,000
BCE, Inc.	120,000	5,319,600
Verizon Communications, Inc.	200,000	10,832,000
Total		26,717,600
Total Communication Services		26,717,600
Consumer Discretionary 3.7%
Automobiles 0.7%
General Motors Co.	225,000	6,862,500
Hotels, Restaurants & Leisure 1.1%
Extended Stay America, Inc.	575,000	6,313,500
Las Vegas Sands Corp.	90,000	5,247,900
Total		11,561,400
Household Durables 0.5%
Newell Brands, Inc.	325,000	5,014,750
Multiline Retail 0.5%
Target Corp.	50,000	5,150,000
Specialty Retail 0.5%
Home Depot, Inc. (The)	25,000	5,446,000
Textiles, Apparel & Luxury Goods 0.4%
Kontoor Brands, Inc.	140,000	4,723,600
Total Consumer Discretionary		38,758,250
Consumer Staples 2.7%
Food Products 1.6%
ConAgra Foods, Inc.	200,000	5,338,000
General Mills, Inc.	225,000	11,025,000
Total		16,363,000
Tobacco 1.1%
Philip Morris International, Inc.	140,000	11,461,800
Total Consumer Staples		27,824,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
BP PLC, ADR	325,000	10,169,250
Chevron Corp.	110,000	10,267,400
Valero Energy Corp.	75,000	4,968,750
Williams Companies, Inc. (The)	250,000	4,762,500
Total		30,167,900
Total Energy		30,167,900
Financials 9.0%
Banks 4.6%
Citigroup, Inc.	160,000	10,153,600
JPMorgan Chase & Co.	105,000	12,191,550
KeyCorp	475,000	7,766,250
U.S. Bancorp	160,000	7,430,400
Wells Fargo & Co.	250,000	10,212,500
Total		47,754,300
Capital Markets 2.1%
Ares Capital Corp.	575,000	9,884,250
Morgan Stanley	175,000	7,880,250
TCG BDC, Inc.	300,000	3,642,000
Total		21,406,500
Insurance 0.7%
MetLife, Inc.	175,000	7,476,000
Mortgage Real Estate Investment Trusts (REITS) 1.6%
Blackstone Mortgage Trust, Inc.	150,000	5,409,000
Starwood Property Trust, Inc.	475,000	10,535,500
Total		15,944,500
Total Financials		92,581,300
Health Care 4.7%
Biotechnology 1.7%
AbbVie, Inc.	135,000	11,570,850
Gilead Sciences, Inc.	85,000	5,895,600
Total		17,466,450
Columbia Flexible Capital Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.0%
Amryt Pharma PLC, ADR(a)	184,365	1,342,288
Bristol-Myers Squibb Co.	100,000	5,906,000
Eli Lilly & Co.	45,000	5,675,850
Johnson & Johnson	60,000	8,068,800
Merck & Co., Inc.	65,000	4,976,400
Pfizer, Inc.	150,000	5,013,000
Total		30,982,338
Total Health Care		48,448,788
Industrials 3.7%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	27,500	10,171,425
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	115,000	10,406,350
Electrical Equipment 0.7%
Eaton Corp. PLC	85,000	7,711,200
Machinery 0.5%
Caterpillar, Inc.	40,000	4,969,600
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	120,000	4,710,000
Total Industrials		37,968,575
Information Technology 7.0%
Communications Equipment 1.0%
Cisco Systems, Inc.	250,000	9,982,500
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	325,000	7,754,500
IT Services 1.0%
International Business Machines Corp.	80,000	10,412,000
Semiconductors & Semiconductor Equipment 1.8%
Maxim Integrated Products, Inc.	150,000	8,343,000
Texas Instruments, Inc.	90,000	10,272,600
Total		18,615,600
Software 0.9%
Symantec Corp.	500,000	9,515,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.5%
Seagate Technology PLC	155,000	7,432,250
Western Digital Corp.	150,000	8,334,000
Total		15,766,250
Total Information Technology		72,045,850
Materials 0.8%
Chemicals 0.8%
Dow, Inc.	200,000	8,082,000
Total Materials		8,082,000
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Alexandria Real Estate Equities, Inc.	55,000	8,353,400
Duke Realty Corp.	175,000	5,682,250
Medical Properties Trust, Inc.	400,000	8,452,000
Total		22,487,650
Total Real Estate		22,487,650
Utilities 0.8%
Electric Utilities 0.8%
Edison International	120,000	8,062,800
Total Utilities		8,062,800
Total Common Stocks (Cost $434,028,751)		413,145,513

Convertible Bonds 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.1%
DISH Network Corp.
08/15/2026	3.375%	12,000,000	11,586,090
Health Care 0.8%
Invacare Corp.
11/15/2024	5.000%	4,500,000	4,054,658
Novavax, Inc.
02/01/2023	3.750%	6,840,000	4,444,632
Total			8,499,290
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	7,508,000	6,785,355

2	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.3%
Chesapeake Energy Corp.
09/15/2026	5.500%	10,500,000	2,749,688
Life Insurance 0.7%
AXA SA(b)
05/15/2021	7.250%	7,000,000	7,312,620
Metals and Mining 0.6%
Endeavour Mining Corp.(b)
02/15/2023	3.000%	5,700,000	5,917,170
Other Financial Institutions 0.8%
RWT Holdings, Inc.(b)
10/01/2025	5.750%	8,250,000	8,523,075
Other Industry 0.5%
Green Plains, Inc.
09/01/2022	4.125%	6,000,000	5,393,872
Other REIT 0.6%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,500,000	5,677,358
Pharmaceuticals 2.7%
Aegerion Pharmaceuticals, Inc.(c),(d)
04/01/2025	2.000%	3,000,000	0
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	997,778	947,889
Clovis Oncology, Inc.
05/01/2025	1.250%	10,000,000	6,293,750
Insmed, Inc.
01/15/2025	1.750%	6,000,000	5,988,750
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,800,000	5,514,917
Radius Health, Inc.
09/01/2024	3.000%	6,800,000	5,847,740
Tilray, Inc.
10/01/2023	5.000%	6,000,000	3,331,598
Total			27,924,644
Property & Casualty 0.7%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,400,000	3,502,431
MGIC Investment Corp.(b),(e)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,130,101
Total			7,632,532
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.6%
Avaya Holdings Corp.
06/15/2023	2.250%	9,000,000	8,177,901
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	6,000,000	7,749,642
Total			15,927,543
Total Convertible Bonds (Cost $124,252,063)			113,929,237

Convertible Preferred Stocks 16.3%
Issuer		Shares	Value ($)
Consumer Staples 0.8%
Household Products 0.8%
Energizer Holdings, Inc.	7.500%	85,000	7,970,407
Total Consumer Staples			7,970,407
Financials 2.1%
Banks 0.9%
Bank of America Corp.	7.250%	6,200	9,386,799
Capital Markets 0.7%
AMG Capital Trust II	5.150%	87,500	4,046,875
Cowen, Inc.	5.625%	3,700	3,158,741
Total			7,205,616
Insurance 0.5%
Assurant, Inc.	6.500%	45,000	5,301,860
Total Financials			21,894,275
Health Care 3.5%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.125%	175,000	9,967,972
Danaher Corp.	4.750%	10,000	10,965,300
Total			20,933,272
Health Care Technology 0.5%
Change Healthcare, Inc.	6.000%	100,000	5,161,000
Life Sciences Tools & Services 1.0%
Avantor, Inc.	6.250%	181,000	10,122,624
Total Health Care			36,216,896

Columbia Flexible Capital Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.6%
Machinery 0.6%
Stanley Black & Decker, Inc.	5.250%	60,000	5,617,440
Total Industrials			5,617,440
Information Technology 1.7%
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc.	8.000%	17,000	17,663,000
Total Information Technology			17,663,000
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Crown Castle International Corp.	6.875%	9,000	11,468,733
QTS Realty Trust, Inc.	6.500%	45,000	6,000,408
Total			17,469,141
Total Real Estate			17,469,141
Utilities 5.9%
Electric Utilities 3.1%
American Electric Power Co., Inc.	6.125%	260,000	13,564,304
NextEra Energy, Inc.	5.279%	235,000	10,734,800
Southern Co. (The)	6.750%	150,000	7,644,000
Total			31,943,104
Multi-Utilities 2.3%
Dominion Energy, Inc.	7.250%	102,500	10,403,750
DTE Energy Co.	6.250%	285,000	13,067,820
Total			23,471,570
Water Utilities 0.5%
Essential Utilities, Inc.	6.000%	100,000	5,780,920
Total Utilities			61,195,594
Total Convertible Preferred Stocks (Cost $164,998,690)			168,026,753

Corporate Bonds & Notes 26.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.9%
LPL Holdings, Inc.(b)
09/15/2025	5.750%	8,650,000	9,025,813
Cable and Satellite 2.2%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	8,800,000	11,311,996
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gogo Intermediate Holdings LLC/Finance Co., Inc.(b)
05/01/2024	9.875%	5,000,000	5,093,681
Telesat Canada/LLC(b)
10/15/2027	6.500%	5,714,000	5,941,134
Total			22,346,811
Chemicals 1.5%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,700,000	5,914,655
Starfruit Finco BV/US Holdco LLC(b)
10/01/2026	8.000%	9,500,000	9,435,798
Total			15,350,453
Consumer Cyclical Services 0.8%
Uber Technologies, Inc.(b)
11/01/2023	7.500%	5,000,000	5,224,379
09/15/2027	7.500%	2,600,000	2,710,021
Total			7,934,400
Consumer Products 1.2%
Mattel, Inc.(b)
12/31/2025	6.750%	6,546,000	6,877,670
12/15/2027	5.875%	1,348,000	1,408,628
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,750,263
11/01/2041	5.450%	1,100,000	1,027,106
Total			12,063,667
Electric 0.5%
Enviva Partners LP/Finance Corp.(b)
01/15/2026	6.500%	4,775,000	4,972,891
Environmental 0.9%
Covanta Holding Corp.
07/01/2025	5.875%	4,666,000	4,737,843
01/01/2027	6.000%	4,500,000	4,580,567
Total			9,318,410
Finance Companies 1.6%
Fortress Transportation & Infrastructure Investors LLC(b)
10/01/2025	6.500%	7,000,000	7,371,217
Springleaf Finance Corp.
03/15/2025	6.875%	6,100,000	6,778,027
03/15/2026	7.125%	2,091,000	2,318,643
Total			16,467,887
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	5,472,000	5,436,253

4	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(b)
11/01/2026	4.875%	4,600,000	4,781,400
Total			10,217,653
Health Care 1.0%
Quotient Ltd.(b),(c),(d)
04/15/2024	12.000%	1,330,000	1,330,000
04/15/2024	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	8,200,000	8,070,438
Total			9,970,438
Healthcare Insurance 0.6%
Centene Corp.(b)
12/15/2027	4.250%	6,145,000	6,335,996
Independent Energy 1.4%
Indigo Natural Resources LLC(b)
02/15/2026	6.875%	12,000,000	10,244,191
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	4,169,067	4,294,139
Total			14,538,330
Media and Entertainment 1.4%
Lions Gate Capital Holdings LLC(b)
11/01/2024	5.875%	10,750,000	10,407,978
Meredith Corp.
02/01/2026	6.875%	4,000,000	4,017,617
Total			14,425,595
Metals and Mining 1.5%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	4,600,000	2,792,254
Constellium NV(b)
03/01/2025	6.625%	8,400,000	8,569,460
Warrior Met Coal, Inc.(b)
11/01/2024	8.000%	4,437,000	4,550,886
Total			15,912,600
Midstream 0.5%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	2,902,125
Summit Midstream Partners LP(e)
Junior Subordinated
12/31/2049	9.500%	5,600,000	2,800,000
Total			5,702,125
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.5%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	4,167,226
01/15/2028	7.500%	1,131,000	1,078,556
Total			5,245,782
Other Industry 0.7%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	7,504,061
Packaging 3.1%
ARD Finance SA(b),(f)
06/30/2027	6.500%	10,000,000	10,094,804
BWAY Holding Co.(b)
04/15/2025	7.250%	11,000,000	10,662,062
Novolex(b)
01/15/2025	6.875%	11,000,000	10,803,285
Total			31,560,151
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	4,900,000	5,389,287
01/30/2028	5.000%	1,532,000	1,514,018
01/30/2030	5.250%	1,532,000	1,516,561
Total			8,419,866
Restaurants 0.4%
IRB Holding Corp.(b)
02/15/2026	6.750%	4,700,000	4,665,427
Supermarkets 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(b)
02/15/2028	5.875%	5,000,000	5,218,629
Safeway, Inc.
02/01/2031	7.250%	4,588,000	4,741,634
Total			9,960,263
Technology 1.2%
Diebold, Inc.
04/15/2024	8.500%	8,500,000	7,658,314
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(b)
11/30/2024	10.000%	4,250,000	4,545,646
Total			12,203,960

Columbia Flexible Capital Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.0%
Hertz Corp. (The)(b)
10/15/2024	5.500%	5,000,000	4,797,302
08/01/2026	7.125%	5,500,000	5,434,414
Total			10,231,716
Wirelines 0.5%
Front Range BidCo, Inc.(b),(g)
03/01/2028	6.125%	5,650,000	5,579,264
Total Corporate Bonds & Notes (Cost $273,859,541)			269,953,559

Limited Partnerships 1.1%
Issuer	Shares	Value ($)
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Enviva Partners LP	160,000	6,059,200
Rattler Midstream LP	450,000	5,665,500
Total		11,724,700
Total Energy		11,724,700
Total Limited Partnerships (Cost $11,277,571)		11,724,700

Preferred Debt 1.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(e)
10/30/2040	8.953%	195,000	5,290,350
Finance Companies 0.5%
GMAC Capital Trust I(e)
02/15/2040	8.303%	210,000	5,355,000
Total Preferred Debt (Cost $10,581,534)			10,645,350
Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(h),(i)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.853%	5,032,950	4,340,919
Total Senior Loans (Cost $4,993,012)			4,340,919

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(c),(d)	16,125	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 3.2%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.393%(j)	32,434,655	32,434,655
Total Money Market Funds (Cost $32,434,655)		32,434,655
Total Investments in Securities (Cost: $1,056,425,817)		1,024,200,686
Other Assets & Liabilities, Net		5,971,823
Net Assets		1,030,172,509

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $239,768,265, which represents 23.27% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2020, the total value of these securities amounted to $1,900,000, which represents 0.18% of total net assets.
(d)	Valuation based on significant unobservable inputs.
6	Columbia Flexible Capital Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2020.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	The stated interest rate represents the weighted average interest rate at February 29, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of February 29, 2020.
(j)	The rate shown is the seven-day current annualized yield at February 29, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Quarterly Report 2020	7